STATEMENT OF INVESTMENTS SEPTEMBER 30, 2026
General American Investors

	SHARES	COMMON STOCKS		VALUE
COMMUNICATION	MEDIA AND ENTERTAINMENT (5.4%)
SERVICES	209,923	Alphabet Inc. - Class C		$ 71,529,163
(6.9%)	32,000	Meta Platforms, Inc. - Class A		23,205,760
			(Cost $16,835,305)	94,734,923
	TELECOMMUNICATION SERVICES (1.5%)
	1,074,639	AT&T Inc.	(Cost $20,111,384)	26,221,192
			(Cost $36,946,689)	120,956,115

CONSUMER	CONSUMER SERVICES (0.4%)
DISCRETIONARY	860,178	Arcos Dorados Holdings Inc. - Class A (British Virgin Islands)	(Cost $6,228,266)	6,150,273
(8.2%)
	DISTRIBUTION AND RETAIL (7.8%)
	291,000	Amazon.com, Inc. (a)		72,502,650
	484,752	The TJX Companies, Inc.		64,137,537
			(Cost $13,133,785)	136,640,187
			(Cost $19,362,051)	142,790,460

CONSUMER	DISTRIBUTION AND RETAIL (1.7%)
STAPLES	33,000	Costco Wholesale Corporation	(Cost $997,220)	30,041,220
(5.5%)
	FOOD, BEVERAGE AND TOBACCO (2.4%)
	275,000	Nestlé S.A. (Switzerland)		25,014,059
	130,000	PepsiCo, Inc.		16,473,600
			(Cost $12,943,330)	41,487,659
	HOUSEHOLD AND PERSONAL PRODUCTS (1.4%)
	396,854	Unilever PLC (Netherlands/United Kingdom)	(Cost $12,326,621)	24,232,587
			(Cost $26,267,171)	95,761,466

ENERGY	339,230	Cameco Corporation (Canada)		29,401,064
(5.0%)	86,391	Chevron Corporation		17,641,906
	825,565	Energy Transfer LP		16,321,420
	115,100	ExxonMobil Holdings Corporation		18,732,525
	454,890	Uranium Energy Corp. (a)		4,298,711
			(Cost $33,253,718)	86,395,626

FINANCIALS	BANKS (2.8%)
(15.5%)	80,000	JPMorgan Chase & Co.		26,466,400
	101,100	M&T Bank Corporation		21,999,360
			(Cost $3,337,828)	48,465,760
	FINANCIAL SERVICES (6.8%)
	110	Berkshire Hathaway Inc. - Class A (a)(b)		82,170,550
	15,000	Mastercard Incorporated - Class A		8,272,050
	230,998	Nelnet, Inc. - Class A		28,431,234
			(Cost $10,230,895)	118,873,834
	INSURANCE (5.9%)
	530,200	Arch Capital Group Ltd. (a) (Bermuda)		48,969,272
	122,909	Everest Group, Ltd. (Bermuda)		44,882,680
	90,327	MetLife, Inc.		8,505,190
			(Cost $9,366,183)	102,357,142
			(Cost $22,934,906)	269,696,736

HEALTH CARE	EQUIPMENT AND SERVICES (4.1%)
(12.0%)	98,869	Quest Diagnostics Incorporated		23,043,398
	198,709	Solventum Corporation (a)		17,516,198
	45,000	UnitedHealth Group Incorporated		16,518,600
	48,006	Veeva Systems Inc. - Class A (a)		13,703,313
			(Cost $60,748,829)	70,781,509
	PHARMACEUTICALS, BIOTECHNOLOGY AND LIFE SCIENCES (7.9%)
	908,428	ARS Pharmaceuticals, Inc. (a)		3,915,325
	144,900	Gilead Sciences, Inc.		21,597,345
	308,240	IDEAYA Biosciences, Inc. (a)		11,842,581
	1,716,193	Maravai LifeSciences Holdings, Inc. - Class A (a)		13,146,038
	204,326	Merck & Co., Inc.		29,690,611
	405,808	Pfizer Inc.		11,573,644
	36,362	Regeneron Pharmaceuticals, Inc.		27,572,214
	62,545	Revolution Medicines, Inc. (a)		12,837,987
	1,152,180	Valneva SE (a) (France)		3,535,971
	354,361	Valneva SE ADR (a) (France)		2,191,723
			(Cost $78,428,619)	137,903,439
			(Cost $139,177,448)	208,684,948

INDUSTRIALS	CAPITAL GOODS (9.5%)
(14.6%)	874,008	BAE Systems plc (United Kingdom)		22,683,583
	71,000	GE Vernova Inc.		67,484,790
	90,974	L3Harris Technologies, Inc.		21,540,824
	150,000	RTX Corporation		27,847,500
	67,600	Siemens Energy AG (Germany)		10,916,548
	84,154	The Boeing Company (a)		15,656,852
			(Cost $80,811,393)	166,130,097

STATEMENT OF INVESTMENTS SEPTEMBER 30, 2026 - continued
General American Investors

	SHARES	COMMON STOCKS - continued		VALUE
INDUSTRIALS	COMMERCIAL AND PROFESSIONAL SERVICES (4.1%)
(14.6%) (continued)	335,625	Republic Services, Inc.	(Cost $4,595,965)	$ 70,437,619

	TRANSPORTATION (1.0%)
	260,583	Uber Technologies, Inc. (a)	(Cost $19,410,724)	17,852,541
			(Cost $104,818,082)	254,420,257

INFORMATION	SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT (15.2%)
TECHNOLOGY	25,052	Applied Materials, Inc.		12,811,092
(26.9%)	55,000	ASML Holding N.V. (Netherlands)		99,641,850
	138,000	Broadcom Inc.		48,464,220
	944,107	indie Semiconductor, Inc. - Class A (a)		2,761,513
	102,000	Marvell Technology, Inc.		26,949,420
	235,979	NVIDIA Corporation		53,892,884
	60,000	Onto Innovation Inc. (a)		18,469,200
	28,009	Universal Display Corporation		2,157,813
			(Cost $66,690,549)	265,147,992
	SOFTWARE AND SERVICES (5.8%)
	126,400	Microsoft Corporation		64,830,560
	699,814	NextNav Inc. (a)		10,063,325
	85,000	ServiceNow, Inc. (a)		11,390,850
	46,381	Tyler Technologies, Inc. (a)		14,776,987
			(Cost $30,524,746)	101,061,722
	TECHNOLOGY, HARDWARE AND EQUIPMENT (5.9%)
	260,705	Apple Inc.		86,819,979
	40,142	Arista Networks, Inc. (a)		8,172,510
	23,200	Celestica Inc.		8,385,176
			(Cost $13,987,335)	103,377,665
			(Cost $111,202,630)	469,587,379

MATERIALS	179,272	Agnico Eagle Mines Limited (Canada)		32,855,179
(3.1%)	386,219	Alamos Gold Inc. - Class A (Canada)		12,509,633
	100,593	Cleveland-Cliffs Inc. (a)		1,107,529
	461,283	Ferroglobe PLC (United Kingdom)		1,833,600
	3,361,767	i-80 Gold Corp. (a) (Canada)		5,580,533
			(Cost $22,880,922)	53,886,474

UTILITIES	100,000	American Electric Power Company, Inc.		11,864,000
(1.2%)	145,000	Dominion Energy, Inc.		8,775,400
			(Cost $17,719,481)	20,639,400

MISCELLANEOUS	518,481	Other (c)	(Cost $18,321,514)	18,034,563
(1.0%)

		TOTAL COMMON STOCKS (99.9%)	(Cost $552,884,612)	1,740,853,424

		PURCHASED OPTIONS (a)
PUTS	CONTRACTS (100 shares each)	COMPANY/EXPIRATION DATE/EXERCISE PRICE/NOTIONAL
HEALTH CARE,	650	Merck & Co., Inc.
PHARMACEUTICALS,		December 18, 2026/$145/$9,425,000	(Cost $480,558)	520,000
BIOTECHNOLOGY AND
LIFE SCIENCES

INFORMATION	400	ServiceNow, Inc.
TECHNOLOGY,		October 16, 2026/$140/$5,600,000	(Cost $275,855)	350,000
SOFTWARE AND
SERVICES

INFORMATION	900	Apple Inc.
TECHNOLOGY,		October 16, 2026/$315/$28,350,000	(Cost $577,616)	100,800
TECHNOLOGY,
HARDWARE AND
EQUIPMENT
		TOTAL PURCHASED OPTIONS (0.1%)	(Cost $1,334,029)	970,800

	SHARES	SHORT-TERM SECURITIES
	185,932,857	State Street Institutional Treasury Plus Money Market Fund,
		Trust Class, 3.74% (d) (10.7%)	(Cost $185,932,857)	185,932,857

TOTAL INVESTMENTS (110.7%)			(Cost $740,151,498)	1,927,757,081
Other assets in excess of liabilities (0.2%)				3,858,648
				1,931,615,729
PREFERRED STOCK (-10.9%)				(189,653,825)
NET ASSETS APPLICABLE TO COMMON STOCK (100%)				$ 1,741,961,904

ADR - American Depository Receipt

(a) Non-income producing security.

(b) 50 shares of 110 total shares held as collateral for options written.

(c) Securities which have been held for less than one year, not previously disclosed, and not restricted.

(d) 7-day yield.

STATEMENT OF OPTIONS WRITTEN SEPTEMBER 30, 2026
General American Investors

	CONTRACTS
CALLS	(100 shares each)	COMPANY/EXPIRATION DATE/EXERCISE PRICE/NOTIONAL	PREMIUMS RECEIVED*	VALUE
HEALTH CARE,	650	Merck & Co., Inc.
PHARMACEUTICALS,		December 18, 2026/$180/$11,700,000	$149,733	$80,600
BIOTECHNOLOGY AND LIFE SCIENCES
(0.0%)

* The maximum cash outlay if all options are exercised is $11,700,000.

SIGNIFICANT ACCOUNTING POLICIES AND OTHER MATTERS
General American Investors

General American Investors Company, Inc. (the “Company”), established in 1927, is registered under the Investment Company Act of 1940 as a closed-end, diversified management investment company.  It is internally managed by its officers under the direction of the Board of Directors.

The accompanying financial statements have been prepared in accordance with United States generally accepted accounting principles (“U.S. GAAP”) pursuant to the requirements for reporting; Accounting Standards Codification 946, Financial Services – Investment Companies (“ASC 946”), and Regulation S-X.

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income, expenses, and gains and losses during the reported period.  Changes in the economic environment, financial markets, and any other parameters used in determining these estimates could cause actual results to differ, and these differences could be material.

During 2024, the Company adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280), Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement footnote disclosures only. Topic 280 defines an operating segment as a component of a public entity that engages in business activities which recognize revenues and incur expenses, have discrete financial information and operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM), and such financial information is evaluated to make decisions about resources to be allocated to the segment and to judge its performance. The President and Chief Executive officer of the Company is the CODM. The Company operates, reports, and represents itself to be a single operating segment. The CODM monitors the operating results of the Company in its entirety. Portfolio asset selection and allocation is determined in accordance with the terms of the Company’s prospectus and its operating policies and procedures. The Company’s portfolio composition, changes in net assets, total investment return, and expense ratio are regularly considered by the CODM to assess and manage the Company’s performance versus its benchmark, the S&P 500, and to make resource allocation decisions for the Company, as a single segment, consistent with that presented within the Company’s financial statements. All segment assets are reported in the Statement of Assets and Liabilities as “Net Assets Applicable to Common Stock” and all segment expenses are reported in the Statement of Operations as “Total Expenses.”

a.  SECURITY VALUATION   Equity securities traded on a national securities exchange are valued at the last reported sales price on the last business day of the period.  Equity securities reported on the NASDAQ national market are valued at the official closing price on that day.  Listed and NASDAQ equity securities for which no sales are reported on that day and other securities traded in the over-the-counter market are valued at the last bid price (asked price for options written) on the valuation date.  Equity securities traded primarily in foreign markets are valued at the closing price of such securities on their respective exchanges or markets.  Corporate debt, domestic and foreign, and U.S. government securities are generally traded in the over-the-counter market rather than on a national securities exchange.  The Company utilizes the latest bid prices furnished by independent pricing services with respect to transactions in such securities to determine current market value if maturity date exceeds 60 days.  Investments in such securities maturing within 60 days or less are valued at amortized cost.  If, after the close of foreign markets, conditions change significantly, the price of certain foreign securities may be adjusted to reflect fair value as of the time of the valuation of the portfolio.  Investments in money market funds are valued at their net asset value.

SIGNIFICANT ACCOUNTING POLICIES AND OTHER MATTERS - continued
General American Investors

b.  OPTIONS   The Company may purchase and write (sell) exchange traded put and call options on equity securities.  The Company purchases put options or writes call options to hedge the value of portfolio investments while it purchases call options and writes put options to obtain market exposure.  The risk associated with purchasing an option is that the Company pays a premium whether or not the option is exercised.  Additionally, the Company bears the risk of loss of the premium and a change in market value should the counterparty not perform under the contract.  Put and call options purchased are accounted for in the same manner as portfolio securities.  Premiums received from writing options are reported as a liability on the Statement of Assets and Liabilities.  Those that expire unexercised are treated by the Company on the expiration date as realized gains on written option transactions in the Statement of Operations.  The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss on written option transactions in the Statement of Operations.  If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Company has realized a gain or loss on investments in the Statement of Operations.  If a written put option is exercised, the premium reduces the cost basis of the securities purchased by the Company and is parenthetically disclosed on the Statement of Assets and Liabilities.  The Company as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.  For exchange traded options purchased, the Company bears the risk of loss in the amount of the premiums paid plus appreciation in market value should a counterparty fail to perform under the contract.  Options written by the Company do not give rise to counterparty risk as options written obligate the Company to perform.  The Company has not entered into a master netting agreement with respect to options on equity securities.

c.  SECURITY TRANSACTIONS AND INVESTMENT INCOME   Security transactions are recorded as of the trade date.  Realized gains and losses are determined on the specific identification method.  Dividend income and distributions to stockholders are recorded as of the ex-dividend dates.  Interest income is recognized daily on the accrual basis, adjusted for the accretion of discounts and amortization of premiums.

d.  FOREIGN CURRENCY TRANSLATION AND TRANSACTIONS   Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies versus U.S. dollars on the date of valuation.  Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.  Events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value.  If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Company’s Board of Directors.  The Company does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held.  These changes are combined and included in net realized and unrealized gain or loss on the Statement of Operations.

Realized foreign exchange gains or losses may also arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses may also arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. companies as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

e.  DIVIDENDS AND DISTRIBUTIONS   The Company expects to pay dividends of net investment income and distributions of net realized capital and currency gains, if any, annually to common shareholders and quarterly to preferred shareholders.  Dividends and distributions to common and preferred shareholders, which are determined in accordance with Federal income tax regulations, are recorded on the ex-dividend date.  Permanent book/tax differences relating to income and gains are reclassified to paid-in capital as they arise.

SIGNIFICANT ACCOUNTING POLICIES AND OTHER MATTERS - continued
General American Investors

f.  FEDERAL INCOME TAXES   The Company’s policy is to fulfill the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income to its stockholders.  Accordingly, no provision for Federal income taxes is required.  In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Company’s tax positions taken or expected to be taken on Federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Company’s financial statements.

g.  INDEMNIFICATIONS   In the ordinary course of business, the Company enters into contracts that contain a variety of indemnifications.  The Company’s maximum exposure under these arrangements is unknown.  However, the Company has not had prior claims or losses pursuant to these indemnification provisions and expects any future risk of loss thereunder to be remote.

FAIR VALUE MEASUREMENTS
General American Investors

Various data inputs are used in determining the value of the Company’s investments.  These inputs are summarized in a hierarchy consisting of the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities (including money market funds which are valued at net asset value, typically $1 per share),

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, etc.), and

Level 3 - significant unobservable inputs (including assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  No transfers among levels occurred during the nine months ended September 30, 2026.  The following is a summary of the inputs used to value the Company’s net assets as of September 30, 2026:

Assets	Level 1	Level 2	Level 3	Total
Common stocks	$1,740,853,424	—	—	$1,740,853,424
Purchased options	970,800	—	—	970,800
Money market fund	185,932,857	—	—	185,932,857
Total	$1,927,757,081	—	—	$1,927,757,081

Liabilities
Options written	$80,600	—	—	$80,600